LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 510,365	$ 1,106,734	$ 3,435,829	$ 3,956,813
Cash used in operations	185,272	261,171	952,333	486,585
Working capital deficit	7,000,000.0		6,900,000
Accumulated deficit	42,792,791		41,756,926	38,229,897
Stockholders equity deficit	$ 4,999,743	$ 3,719,002	$ 4,873,378	$ 3,142,625	$ 2,538,346